Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Total revenues	$ 0	$ 0	$ 0	$ 0
Expenses:
Chapter 11 expenses				117,324
Research and development	313,017	25,325	2,430,735	1,065,169
General and administrative	609,657	161,605	1,507,082	817,316
Total expenses	922,674	186,930	3,937,817	1,999,809
Loss from operations	(922,674)	(186,930)	(3,937,817)	(1,999,809)
Interest expense		(9,558)	(37,481)	(1,923)
Gain on reorganization:
Gain on settlement of pre-petition claims			0	166,676
Net loss	$ (922,674)	$ (196,488)	$ (3,975,298)	$ (1,835,056)
Basic and diluted loss per share		$ (0.01)	$ (0.04)	$ (0.10)
Weighted average common shares outstanding	211,419,937	18,888,971	95,884,524	17,940,586